Disposal Group Held for Sale - fair value measurement (Details) - Canadian Cobalt Camp - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disposal Group Held for Sale
Consideration for disposal	$ 0	$ 1,000
Non-recurring fair value measurement | Level 3
Disposal Group Held for Sale
Consideration for disposal	$ 1,000